Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional or Contractual Amounts and Fair Values of Derivatives
Table 16.1 presents the total notional or contractual amounts and fair values for our derivatives. Derivative transactions can be measured in terms of the notional amount, but this amount is not recorded on our consolidated balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which interest and other payments are determined.

Table 16.1: Notional or Contractual Amounts and Fair Values of Derivatives

	December 31, 2020			December 31, 2019
	Notional or	Fair value		Notional or	Fair value
	contractual	Derivative	Derivative	contractual	Derivative	Derivative
(in millions)	amount	assets	liabilities	amount	assets	liabilities
Derivatives designated as hedging instruments
Interest rate contracts	$184,090	3,212	789	182,789	2,595	1,237
Foreign exchange contracts	47,331	1,381	607	32,386	341	1,170
Total derivatives designated as qualifying hedging instruments		4,593	1,396		2,936	2,407
Derivatives not designated as hedging instruments
Economic hedges:
Interest rate contracts	261,159	341	344	235,810	207	160
Equity contracts	25,997	1,363	490	19,263	1,126	224
Foreign exchange contracts	47,106	331	1,515	26,595	118	286
Credit contracts	73	31	—	1,400	27	—
Subtotal		2,066	2,349		1,478	670
Customer accommodation trading and other derivatives:
Interest rate contracts	7,947,941	32,510	25,169	11,117,542	21,245	17,969
Commodity contracts	65,790	2,036	1,543	79,737	1,421	1,770
Equity contracts	280,195	17,522	21,516	272,145	7,410	10,240
Foreign exchange contracts	412,879	6,891	6,034	364,469	4,755	4,791
Credit contracts	34,329	64	58	36,245	81	83
Subtotal		59,023	54,320		34,912	34,853
Total derivatives not designated as hedging instruments		61,089	56,669		36,390	35,523
Total derivatives before netting		65,682	58,065		39,326	37,930
Netting		(39,836)	(41,556)		(25,123)	(28,851)
Total		$25,846	16,509		14,203	9,079

Gross Fair Values of Derivative Assets and Liabilities
Table 16.2 provides information on the gross fair values of derivative assets and liabilities, the balance sheet netting adjustments and the resulting net fair value amount recorded on our consolidated balance sheet, as well as the non-cash collateral associated with such arrangements. We execute substantially all of our derivative transactions under master netting arrangements and reflect all derivative balances and related cash collateral subject to enforceable master netting arrangements on a net basis within the consolidated balance sheet. The “Gross amounts recognized” column in the following table includes $54.6 billion and $50.1 billion of gross derivative assets and liabilities, respectively, at December 31, 2020, and $33.7 billion and $33.5 billion, respectively, at December 31, 2019, with counterparties subject to enforceable master netting arrangements that are eligible for balance sheet netting adjustments. The majority of these amounts are interest rate contracts executed in over-the-counter (OTC) markets. The remaining gross derivative assets and liabilities of $11.1 billion and $8.0 billion, respectively, at December 31, 2020, and $5.6 billion and $4.4 billion, respectively, at December 31, 2019, include those with counterparties subject to master netting arrangements for which we have not assessed the enforceability because they are with counterparties where we do not currently have positions to offset, those subject to master netting arrangements where we have not been able to confirm the enforceability and those not subject to master netting arrangements. As such, we do not net derivative balances or collateral within the consolidated balance sheet for these counterparties. Cash collateral receivables and payables that have not been offset against our derivatives were $1.8 billion and $984 million, respectively, at December 31, 2020, and $6.3 billion and $1.4 billion, respectively, at December 31, 2019.
We determine the balance sheet netting adjustments based on the terms specified within each master netting arrangement. We disclose the balance sheet netting amounts within the column titled “Gross amounts offset in consolidated balance sheet.” Balance sheet netting adjustments are determined at the counterparty level for which there may be multiple contract types. For disclosure purposes, we allocate these netting adjustments to the contract type for each counterparty proportionally based upon the “Gross amounts recognized” by counterparty. As a result, the net amounts disclosed by contract type may not represent the actual exposure upon settlement of the contracts.
We do not net non-cash collateral that we receive and pledge on our consolidated balance sheet. For disclosure purposes, we present the fair value of this non-cash collateral in the column titled “Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)” within the table. We determine and allocate the Disclosure-only netting amounts in the same manner as balance sheet netting amounts.
The “Net amounts” column within Table 16.2 represents the aggregate of our net exposure to each counterparty after considering the balance sheet and Disclosure-only netting adjustments. We manage derivative exposure by monitoring the credit risk associated with each counterparty using counterparty specific credit risk limits, using master netting arrangements and obtaining collateral. Derivative contracts executed in OTC markets include bilateral contractual arrangements that are not cleared through a central clearing organization but are typically subject to master netting arrangements. The proportion of these derivative contracts relative to our total derivative assets and liabilities are presented in the “Percent exchanged in over-the-counter market” column in Table 16.2. In addition to the netting amounts included in the table, we also have balance sheet netting related to resale and repurchase agreements that are disclosed within Note 14 (Pledged Assets and Collateral).

Table 16.2: Gross Fair Values of Derivative Assets and Liabilities

(in millions)	Gross amounts recognized	Gross amounts offset in consolidated balance sheet (1)	Net amounts in consolidated balance sheet	Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	Net amounts	Percent exchanged in over-the-counter market
December 31, 2020
Derivative assets
Interest rate contracts	$36,063	(21,968)	14,095	(1,274)	12,821	96%
Commodity contracts	2,036	(940)	1,096	(4)	1,092	84
Equity contracts	18,885	(10,968)	7,917	(737)	7,180	74
Foreign exchange contracts	8,603	(5,887)	2,716	(141)	2,575	100
Credit contracts	95	(73)	22	(1)	21	90
Total derivative assets	$65,682	(39,836)	25,846	(2,157)	23,689
Derivative liabilities
Interest rate contracts	$26,302	(21,934)	4,368	(2,219)	2,149	95%
Commodity contracts	1,543	(819)	724	—	724	69
Equity contracts	22,006	(12,283)	9,723	(837)	8,886	78
Foreign exchange contracts	8,156	(6,481)	1,675	(529)	1,146	100
Credit contracts	58	(39)	19	(3)	16	91
Total derivative liabilities	$58,065	(41,556)	16,509	(3,588)	12,921
December 31, 2019
Derivative assets
Interest rate contracts	$24,047	(14,878)	9,169	(445)	8,724	95%
Commodity contracts	1,421	(888)	533	(2)	531	80
Equity contracts	8,536	(5,570)	2,966	(69)	2,897	65
Foreign exchange contracts	5,214	(3,722)	1,492	(22)	1,470	100
Credit contracts	108	(65)	43	(1)	42	95
Total derivative assets	$39,326	(25,123)	14,203	(539)	13,664
Derivative liabilities
Interest rate contracts	$19,366	(16,595)	2,771	(545)	2,226	94%
Commodity contracts	1,770	(677)	1,093	(2)	1,091	82
Equity contracts	10,464	(6,647)	3,817	(319)	3,498	81
Foreign exchange contracts	6,247	(4,866)	1,381	(169)	1,212	100
Credit contracts	83	(66)	17	(3)	14	97
Total derivative liabilities	$37,930	(28,851)	9,079	(1,038)	8,041
(1)Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset in the consolidated balance sheet, including related cash collateral and portfolio level counterparty valuation adjustments. Counterparty valuation adjustments related to derivative assets were $399 million and $231 million and debit valuation adjustments related to derivative liabilities were $201 million and $100 million as of December 31, 2020 and 2019, respectively. Cash collateral totaled $5.5 billion and $7.5 billion, netted against derivative assets and liabilities, respectively, at December 31, 2020, and $2.9 billion and $6.8 billion, respectively, at December 31, 2019.

Gains (Losses) Recognized on Fair Value Hedging Relationships	Table 16.3 and Table 16.4 show the net gains (losses) related to derivatives in fair value and cash flow hedging relationships, respectively.
Table 16.3: Gains (Losses) Recognized on Fair Value Hedging Relationships

	Net interest income			Noninterest income	Total recorded in net income	Total recorded in OCI
(in millions)	Debt securities	Deposits	Long-term debt	Other	Derivative gains (losses)	Derivative gains (losses)
Year Ended December 31, 2020
Total amounts presented in the consolidated statement of income and other comprehensive income	$11,234	(2,804)	(4,471)	2,044	N/A	198
Interest contracts
Amounts related to interest settlements on derivatives	(338)	503	1,704	—	1,869
Recognized on derivatives	(1,261)	161	6,691	—	5,591	—
Recognized on hedged items	1,317	(151)	(6,543)	—	(5,377)
Total gains (losses) (pre-tax) on interest rate contracts	(282)	513	1,852	—	2,083	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	52	—	(139)	—	(87)
Recognized on derivatives	(1)	—	261	1,591	1,851	(31)
Recognized on hedged items	2	—	(201)	(1,575)	(1,774)
Total gains (losses) (pre-tax) on foreign exchange contracts	53	—	(79)	16	(10)	(31)
Total gains (losses) (pre-tax) recognized on fair value hedges	$(229)	513	1,773	16	2,073	(31)

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	Net interest income			Noninterest income	Total recorded in net income	Total recorded in OCI
(in millions)	Debt securities	Deposits	Long-term debt	Other	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2019
Total amounts presented in the consolidated statement of income and other comprehensive income	$14,955	(8,635)	(7,350)	5,760	N/A	275
Interest contracts
Amounts related to interest settlements on derivatives	—	58	169	—	227
Recognized on derivatives	(2,082)	463	5,001	—	3,382	—
Recognized on hedged items	2,096	(442)	(4,910)	—	(3,256)
Total gains (losses) (pre-tax) on interest rate contracts	14	79	260	—	353	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	35	—	(483)	—	(448)
Recognized on derivatives	(5)	—	308	(358)	(55)	(3)
Recognized on hedged items	6	—	(289)	350	67
Total gains (losses) (pre-tax) on foreign exchange contracts	36	—	(464)	(8)	(436)	(3)
Total gains (losses) (pre-tax) recognized on fair value hedges	$50	79	(204)	(8)	(83)	(3)
Year ended December 31, 2018
Total amounts presented in the consolidated statement of income and other comprehensive income	$14,406	(5,622)	(6,703)	5,386	N/A	(238)
Interest contracts
Amounts related to interest settlements on derivatives	(187)	(41)	292	—	64
Recognized on derivatives	845	27	(1,923)	—	(1,051)	—
Recognized on hedged items	(877)	(33)	1,843	—	933
Total gains (losses) (pre-tax) on interest rate contracts	(219)	(47)	212	—	(54)	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	33	—	(434)	—	(401)
Recognized on derivatives	7	—	135	(1,204)	(1,062)	(254)
Recognized on hedged items	(1)	—	(82)	1,114	1,031
Total gains (losses) (pre-tax) on foreign exchange contracts	39	—	(381)	(90)	(432)	(254)
Total gains (losses) (pre-tax) recognized on fair value hedges	$(180)	(47)	(169)	(90)	(486)	(254)

Gains (Losses) Recognized on Cash Flow Hedging Relationships
Table 16.4: Gains (Losses) Recognized on Cash Flow Hedging Relationships

	Net interest income		Total recorded in net income	Total recorded in OCI
(in millions)	Loans	Long-term debt	Derivative gains (losses)	Derivative gains (losses)
Year Ended December 31, 2020
Total amounts presented in the consolidated statement of income and other comprehensive income	$34,109	(4,471)	N/A	198
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(215)	4	(211)	211
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on interest rate contracts	(215)	4	(211)	211
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(8)	(8)	8
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	10
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(8)	(8)	18
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(215)	(4)	(219)	229
Year ended December 31, 2019
Total amounts presented in the consolidated statement of income and other comprehensive income	$44,146	(7,350)	N/A	275
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(291)	1	(290)	290
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on interest rate contracts	(291)	1	(290)	290
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(9)	(9)	9
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(21)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(9)	(9)	(12)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(291)	(8)	(299)	278
Year ended December 31, 2018
Total amounts presented in the consolidated statement of income and other comprehensive income	$43,974	(6,703)	N/A	(238)
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(292)	1	(291)	291
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(266)
Total gains (losses) (pre-tax) on interest rate contracts	(292)	1	(291)	25
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(3)	(3)	3
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(12)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(3)	(3)	(9)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(292)	(2)	(294)	16

Hedged Items in Fair Value Hedging Relationships
Table 16.5 shows the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships.

Table 16.5: Hedged Items in Fair Value Hedging Relationship

	Hedged Items Currently Designated		Hedged Items No Longer Designated (1)
(in millions)	Carrying Amount of Assets/(Liabilities) (2)(4)	Hedge Accounting Basis Adjustment Assets/(Liabilities) (3)	Carrying Amount of Assets/(Liabilities) (4)	Hedge Accounting Basis Adjustment Assets/(Liabilities)
December 31, 2020
Available-for-sale debt securities (5)	$29,538	827	17,091	1,111
Deposits	(22,384)	(477)	—	—
Long-term debt	(156,907)	(12,466)	(14,468)	31
December 31, 2019
Available-for-sale debt securities (5)	$36,896	1,110	9,486	278
Deposits	(43,716)	(324)	—	—
Long-term debt	(127,423)	(5,827)	(25,750)	173
(1)Represents hedged items no longer designated in qualifying fair value hedging relationships for which an associated basis adjustment exists at the balance sheet date.
(2)Does not include the carrying amount of hedged items where only foreign currency risk is the designated hedged risk. The carrying amount excluded for debt securities is $17.6 billion and for long-term debt is $(4.7) billion as of December 31, 2020, and $1.2 billion for debt securities and $(5.2) billion for long-term debt as of December 31, 2019.
(3)The balance includes $205 million and $130 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2020, respectively, and $790 million and $109 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2019, respectively, on terminated hedges whereby the hedged items have subsequently been re-designated into existing hedges.
(4)Represents the full carrying amount of the hedged asset or liability item as of the balance sheet date, except for circumstances in which only a portion of the asset or liability was designated as the hedged item in which case only the portion designated is presented.
(5)Carrying amount represents the amortized cost.

Gains (Losses) on Derivatives Not Designated as Hedging Instruments
Table 16.6 shows the net gains (losses), recognized by income statement lines, related to derivatives not designated as hedging instruments.

Table 16.6: Gains (Losses) on Derivatives Not Designated as Hedging Instruments

	Noninterest income				Noninterest expense
(in millions)	Mortgage banking	Net gains on trading and securities	Other	Total	Personnel expense
Year ended December 31, 2020
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$2,787	—	(93)	2,694	—
Equity contracts	—	(1,167)	(25)	(1,192)	(778)
Foreign exchange contracts	—	—	(455)	(455)	—
Credit contracts	—	—	14	14	—
Subtotal	2,787	(1,167)	(559)	1,061	(778)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	1,964	(1,021)	—	943	—
Commodity contracts	—	446	—	446	—
Equity contracts	—	(436)	(334)	(770)	—
Foreign exchange contracts	—	89	—	89	—
Credit contracts	—	(1)	—	(1)	—
Subtotal	1,964	(923)	(334)	707	—
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$4,751	(2,090)	(893)	1,768	(778)

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	Noninterest income
(in millions)	Mortgage banking	Net gains on trading and securities	Other	Total
Year ended December 31, 2019
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$2,177	—	1	2,178
Equity contracts	—	(2,120)	(2)	(2,122)
Foreign exchange contracts	—	—	(77)	(77)
Credit contracts	—	—	(5)	(5)
Subtotal	2,177	(2,120)	(83)	(26)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	418	(95)	—	323
Commodity contracts	—	164	—	164
Equity contracts	—	(4,863)	(484)	(5,347)
Foreign exchange contracts	—	47	—	47
Credit contracts	—	(120)	—	(120)
Subtotal	418	(4,867)	(484)	(4,933)
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$2,595	(6,987)	(567)	(4,959)
Year ended December 31, 2018
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$(215)	—	(15)	(230)
Equity contracts	—	(408)	4	(404)
Foreign exchange contracts	—	—	669	669
Credit contracts	—	—	—	—
Subtotal	(215)	(408)	658	35
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	(352)	446	—	94
Commodity contracts	—	83	—	83
Equity contracts	—	4,499	(403)	4,096
Foreign exchange contracts	—	638	—	638
Credit contracts	—	1	—	1
Subtotal	(352)	5,667	(403)	4,912
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$(567)	5,259	255	4,947
(1)Mortgage banking amounts for the years ended December 31, 2020, 2019 and 2018, are comprised of gains (losses) of $4.6 billion, $2.3 billion and $(1.1) billion, respectively, related to derivatives used as economic hedges of MSRs measured at fair value offset by gains (losses) of $(1.8) billion, $(141) million and $857 million, respectively, related to derivatives used as economic hedges of mortgage loans held for sale and derivative loan commitments.

Sold and Purchased Credit Derivatives	Table 16.7 provides details of sold and purchased credit derivatives.
Table 16.7: Sold and Purchased Credit Derivatives

			Notional amount
(in millions)	Fair value asset	Fair value liability	Protection sold (A)	Protection sold – non-investment grade	Protection purchased with identical underlyings (B)	Net protection sold (A)-(B)	Other protection purchased	Range of maturities
December 31, 2020
Credit default swaps on:
Corporate bonds	$7	2	3,767	971	2,709	1,058	3,012	2021- 2029
Structured products	—	5	20	20	19	1	84	2034 - 2047
Credit protection on:
Default swap index	—	—	1,582	731	559	1,023	3,925	2021 - 2030
Commercial mortgage-backed securities index	3	21	297	42	272	25	75	2047 - 2072
Asset-backed securities index	—	7	41	41	40	1	1	2045 - 2046
Other	—	4	6,378	6,262	—	6,378	11,621	2021 - 2040
Total credit derivatives	$10	39	12,085	8,067	3,599	8,486	18,718
December 31, 2019
Credit default swaps on:
Corporate bonds	$8	1	2,855	707	1,885	970	2,447	2020 - 2029
Structured products	—	25	74	69	63	11	111	2022- 2047
Credit protection on:
Default swap index	1	—	2,542	120	550	1,992	8,105	2020 - 2029
Commercial mortgage-backed securities index	3	26	322	67	296	26	50	2047 - 2058
Asset-backed securities index	—	8	41	41	41	—	1	2045 - 2046
Other	—	5	6,381	5,738	—	6,381	11,881	2020 - 2049
Total credit derivatives	$12	65	12,215	6,742	2,835	9,380	22,595

Credit-Risk Contingent Features	Table 16.8 illustrates our exposure to OTC bilateral derivative contracts with credit-risk contingent features, collateral we have posted, and the additional collateral we would be required to post if the credit rating of our debt was downgraded below investment grade.
Table 16.8: Credit-Risk Contingent Features

(in billions)	Dec 31, 2020	Dec 31, 2019
Net derivative liabilities with credit-risk contingent features	$10.5	10.4
Collateral posted	9.0	9.1
Additional collateral to be posted upon a below investment grade credit rating (1)	1.5	1.3
(1)Any credit rating below investment grade requires us to post the maximum amount of collateral.